Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Commitments Under Energy-Related Contracts, Leases and Other Agreements

At December 31, 2016, we had contractual commitments under energy-related contracts, leases and other agreements as follows.

	Coal purchase and transportation agreements	Pipeline transportation and storage reservation fees	Nuclear Fuel Contracts	Other Contracts
2017	$338	$30	$72	$128
2018	—	21	91	55
2019	—	22	39	57
2020	—	22	43	54
2021	—	22	49	36
Thereafter	—	161	222	350

Total	$338	$278	$516	$680

Future Minimum Lease Payments

At December 31, 2016, future minimum lease payments under both capital leases and operating leases are as follows:

	Capital Leases	Operating Leases (a)
2017	$2	$25
2018	—	17
2019	—	14
2020	—	12
2021	—	9
Thereafter	—	153

Total future minimum lease payments	2	$230

Less amounts representing interest	—

Present value of future minimum lease payments	2
Less current portion	(2)

Long-term capital lease obligation	$—